Supplement to the
Fidelity® Sustainable Low Duration Bond ETF
December 30, 2023
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
John Mistovich (Co-Portfolio Manager) has managed the fund since 2024.
LDB-SUSTK-1024-101 1.9909566.101	October 1, 2024